Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER GAINS (LOSSES)
Gain on sale of Property, Plant and Equipment	$ 9,384,038	$ 1,530,689	$ 3,024,549
Result of other investments	104,777	262,512	385,830
Total	$ 9,488,815	$ 1,793,201	$ 3,410,379